January 26, 2006

Michael K. Pressman, Special Counsel

Office of Mergers & Acquisitions

Division of Corporation Finance

U.S. Securities and Exchange Commission

Station Place, 100 F Street

Washington, D.C. 20549

Re:	Fox & Hound Restaurant Group
Schedule 14D-9 filed January 6, 2006, as amended on January 10, 2006
Schedule 14D-9 filed January 20, 2006
File No. 5-52069

Dear Mr. Pressman:

In connection with your letter dated January 23, 2006, Fox & Hound Restaurant Group, a Delaware corporation (the “Undersigned”), hereby acknowledges that:

1. The Undersigned is responsible for the adequacy and accuracy of the disclosures in its filings with the Securities and Exchange Commission (the “Commission”);

2. Comments from the Commission’s staff (the “Staff”) or changes to disclosure in response to Staff comments in the Undersigned’s filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

3. The Undersigned may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely yours,

FOX & HOUND RESTAURANT GROUP

By	/s/ Steven M. Johnson
Steven M. Johnson
Chief Executive Officer